Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents		$ 1,232	$ 1,604
Trade receivables, net	[1]	5,951	1,680
Other current assets		431	335
Inventories		3,495	3,617
Total Current Assets		11,109	7,236
Assets held for severance benefits		893	967
Capitalized software development costs, net		193	0
Property and equipment, net		445	471
Total non-Current Assets		1,531	1,438
Total Assets		12,640	8,674
Current Liabilities:
Trade payables		1,755	967
Other payables and accrued liabilities		1,515	1,554
Total Current Liabilities		3,270	2,521
Principal shareholder convertible loan		3,000	1,000
Liability in respect of employees' severance benefits		1,168	1,224
Total of non-Current Liabilities		4,168	2,224
Total Liabilities		7,438	4,745
Shareholders Equity:
Share capital		3,384	3,384
Treasury stock		(27)	(27)
Additional paid-in capital		73,380	72,239
Accumulated deficit		(71,535)	(71,667)
Total Shareholders' Equity		5,202	3,929
Total Liabilities and Shareholders' Equity		$ 12,640	$ 8,674

[1]	Includes balances in the amounts of $3,343,778 and $288,340 with related parties as of June 30, 2015 and December 31, 2014, respectively and net of the allowance for doubtful accounts in the amount of $382,120 and $796,540 as of June 30, 2015 and December 31, 2014, respectively.